UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

                                                     BlackRock Impact Bond Fund

                                                     BlackRock Impact U.S. Equity Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 11/30/2017

Item 1 – Report to Stockholders

NOVEMBER 30, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock FundsSM

➢	BlackRock Impact Bond Fund
➢	BlackRock Impact U.S. Equity Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

In the 12 months ended November 30, 2017, risk assets, such as stocks and high-yield bonds, continued to deliver strong performance. These markets showed great resilience during a period with big political surprises, including the aftermath of the U.K.’s vote to leave the European Union and the outcome of the U.S. presidential election, which brought only brief spikes in equity market volatility. In contrast, closely watched elections in France, the Netherlands, and Australia countered the isolationist and nationalist political developments in the U.K. and the United States.

Interest rates rose, which worked against high-quality assets with more interest rate sensitivity. Consequently, longer-term U.S. Treasuries posted modest returns, as rising energy prices, modest wage increases, and steady job growth led to expectations of higher inflation and further interest rate increases by the U.S. Federal Reserve (the “Fed”).

The market’s performance reflected reflationary expectations early in the reporting period, as investors began to sense that a global recovery was afoot. Thereafter, many countries throughout the world experienced sustained and synchronized growth for the first time since the financial crisis. Growth rates and inflation are still relatively low, but they are finally rising together.

The Fed responded to these positive developments by increasing short-term interest rates three times and setting expectations for additional interest rate increases. The Fed also began reducing the vast balance sheet reserves that had accumulated in the wake of the financial crisis. In October 2017, the Fed reduced its $4.5 trillion balance sheet by only $10 billion, while setting expectations for additional modest reductions and rate hikes in 2018.

By contrast, the European Central Bank (“ECB”) and the Bank of Japan (“BoJ”) both continued to expand their balance sheets despite nascent signs of sustained economic growth. The Eurozone and Japan are both approaching the limits of central banks’ ownership share of national debt, which is a structural pressure point that limits their capacity to deliver additional monetary stimulus. In October 2017, the ECB announced plans to cut the amount of its bond purchases in half for 2018, while the BoJ reiterated its commitment to economic stimulus until the inflation rate rises to its target of 2.0%.

Emerging market growth also stabilized, as accelerating growth in China, the second largest economy in the world and the most influential of all developing economies, improved the outlook for corporate profits and economic growth across most developing nations. Chinese demand for commodities and other raw materials allayed concerns about the country’s banking system, leading to rising equity prices and foreign investment flows.

While escalating tensions between the United States and North Korea and our nation’s divided politics are concerning, benign credit conditions, modest inflation, solid corporate earnings, and the positive outlook for growth in the world’s largest economies have kept markets relatively tranquil.

Rising consumer confidence and improving business sentiment are driving momentum for the U.S. economy. If the Fed maintains a measured pace of stimulus reduction, to the extent that inflation rises, it’s likely to be accompanied by rising real growth and higher wages. That could lead to a favorable combination of moderately higher inflation, steadily rising interest rates, and improving growth in 2018, even without the potential benefits of major legislative changes.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of November 30, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	10.89%	22.87%
U.S. small cap equities (Russell 2000® Index)	13.43	18.34
International equities (MSCI Europe, Australasia, Far East Index)	7.94	27.27
Emerging market equities (MSCI Emerging Markets Index)	13.03	32.82
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.52	0.79
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(1.00)	1.43
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	0.68	3.21
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.45	5.00
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.29	9.16
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Fund Summary as of November 30, 2017	BlackRock Impact Bond Fund

Investment Objective

BlackRock Impact Bond Fund’s (the “Fund”) investment objective is to seek to provide a combination of income and capital growth.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2017, the Fund underperformed its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index.

Investment Process

The Fund will seek to provide a combination of income and capital growth by investing in a portfolio of debt securities using model-based asset allocation and security selection models. The Fund will invest across multiple fixed income sectors and instruments, including, but not limited to, corporate bonds. The Fund will select corporate bonds of companies to seek to generate alpha and positive aggregate societal impact outcomes, as determined by the investment adviser using the BlackRock Systematic Active Equity Impact Methodology, compared to the benchmark.

The principal societal impact outcomes that are currently measured include the following, although they may change at any time:

•	Corporate Citizenship — “Corporate citizenship” focuses on companies whose employees have a high level of satisfaction working for their employers.

•	High Impact Disease Research — Companies that work on “high impact disease research” are companies that are researching treatments for diseases with the highest potential for global impact, measured by the number of lives affected due to potential reduction in early mortality and disability.

•	Greenhouse Gas Emissions — Companies that report lower levels of carbon emissions.

•	Ethics Controversies — “Ethics controversies” reflect factors such as misuse of company funds, falsification of company records and other illegal activities, as well as factors in the areas of diversity, labor rights, health and safety, and the environment.

•	Litigation — “Litigation” reflects the presence of lawsuits and/or labor issues at a company.

What factors influenced performance?

•	Security selection in the materials and energy sectors detracted from performance. In energy, the Fund’s positioning in the independent and integrated industries was the largest detractor. The Fund’s strategy with respect to mortgage-backed securities — specifically, its selection in the 30-year space and its preference for higher-coupon issues — was an additional detractor.

•	Security selection in corporate bonds contributed positively, highlighted by overweight positions in banking and consumer non-cyclicals.

•	Asset allocation strategies also contributed. The Fund was underweight in U.S. Treasuries, which lagged, and overweight in market segments that offered higher yields, which generally outperformed.

•	The Fund held a small amount of cash committed for pending transactions. The cash balance did not have a material impact on performance.

•	During the period, the Fund employed derivatives as part of its investment strategy. The Fund used futures contracts as a means to manage certain risks and free up capital to purchase corporate bonds. While the Fund’s use of futures contracts detracted from Fund performance, the negative impact was offset by the positive contribution from the asset allocation to corporates.

Describe recent portfolio activity.

•	The Fund increased its overweight in the consumer non-cyclicals sector, particularly within the pharmaceuticals industry. In addition, the Fund moved from an underweight position in materials to an overweight. The Fund retained an underweight position in all of the energy subsectors, particularly independent and integrated energy issues.

Describe portfolio positioning at period end.

•	The Fund remained underweight in U.S. Treasuries and overweight in investment-grade corporate bonds. Within the corporate segment, the portfolio was overweight in the consumer and banking sectors, as well as in select communications issues. The Fund also held a non-benchmark allocation to high yield debt.

•	The Fund maintained a fixed income portfolio designed to have above-benchmark exposure to positive societal impact with respect to the following outcomes: High Impact Disease Research and Corporate Citizenship. The Fund had lower-than-benchmark exposure to the following negative outcomes: Greenhouse Gas Emissions, Ethics Controversies and Litigation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of November 30, 2017 (continued)	BlackRock Impact Bond Fund

Overview of the Fund’s Total Investments

PORTFOLIO COMPOSITION (a)

Asset Type	Percent of Net Assets
Corporate Bonds	62%
U.S. Government Sponsored Agency Securities	38

(a)	Excludes Short-Term Securities.
(b)	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Credit quality ratings are subject to change.

CREDIT QUALITY ALLOCATION (a)(b)

Credit Rating	Percent of Net Assets
AAA/Aaa(c)	39%
AA/Aa	6
A	21
BBB/Baa	27
BB/Ba	5
B	2
CCC/Caa	—	(d)

(c)	Includes U.S. Government Sponsored Agency Securities which are deemed AAA/Aaa by the investment adviser.
(d)	Representing less than 0.50% of the Fund’s total investments.

Performance Summary for the Period Ended November 30, 2017

				Average Annual Total Returns (a)(b)
				1-Year		Since Inception (c)
	Standardized 30-Day Yields	Unsubsidized 30-Day Yields	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	2.25%	1.37%	0.39%	3.23%	N/A	0.05%	N/A
Investor A	1.88	0.94	0.24	2.95	(1.17)%	(0.22)	(3.37)%
Investor C	1.22	0.22	(0.13)	2.19	1.19	(0.96)	(0.96)
Class K	2.27	1.27	0.40	3.26	N/A	0.08	N/A
Bloomberg Barclays U.S. Aggregate Bond Index(d)	—	—	0.68	3.21	N/A	(0.08)	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
(b)	The Fund invests, under normal market conditions, at least 80% of its assets in bonds, including obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, including U.S. agency mortgage pass-through securities; commercial mortgage-backed securities; mortgage to-be-announced securities; debt obligations of U.S. issuers, including corporate bonds and green bonds (which are bonds with proceeds that are used to fund eligible projects with specific environmental benefits); municipal securities; asset-backed securities; and U.S.-registered dollar denominated debt obligations of foreign issuers.
(c)	The Fund commenced operations on August 23, 2016.
(d)	A widely recognized unmanaged market-weighted index, comprised of investment-grade corporate bonds rated BBB or better, mortgages and U.S. Treasury and U.S. Government agency issues with at least one year to maturity.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (a)	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,003.90	$2.11	$1,000.00	$1,022.96	$2.13	0.42%
Investor A	1,000.00	1,002.40	3.51	1,000.00	1,021.56	3.55	0.70
Investor C	1,000.00	998.70	7.27	1,000.00	1,017.80	7.33	1.45
Class K	1,000.00	1,004.00	2.01	1,000.00	1,023.06	2.03	0.40

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	5

Fund Summary as of November 30, 2017	BlackRock Impact U.S. Equity Fund

Investment Objective

BlackRock Impact U.S. Equity Fund’s (the “Fund”) investment objective is to seek to provide total return.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended November 30, 2017, the Fund outperformed its benchmark, the Russell 3000® Index.

Investment Process

The Fund will seek to provide total return by investing in a portfolio of equity securities of companies with positive aggregate societal impact outcomes, as determined by the investment adviser using the BlackRock Systematic Active Equity Impact Methodology, compared to the benchmark, and systematic, quantitative security selection models. The investment process is fundamentally driven with systematic and quantitative implementation based on expected returns.

The principal societal impact outcomes that are currently measured include the following, although they may change at any time:

•	Green Innovation — Companies that demonstrate “green innovation” focus on environmentally sustainable technologies as described by the United Nations Framework Convention on Climate Change and the World Intellectual Property Organization.

•	Carbon Intensity — Companies that represent a lower level of carbon emission from sources owned or controlled by the company, or from the generation of electricity, heat or team purchased by the company.

•	Corporate Citizenship — “Corporate citizenship” focuses on companies whose employees have a high level of satisfaction working for their employers.

•	High Impact Disease Research — Companies that work on “high impact disease research” are companies that are researching treatments for diseases with the highest potential for global impact, measured by the number of lives affected due to potential reduction in early mortality and disability.

•	Ethics Controversies — “Ethics controversies” reflect factors such as misuse of company funds, falsification of company records and other illegal activities, as well as factors in the areas of diversity, labor rights, health and safety, and the environment.

•	Litigation — “Litigation” reflects the presence of lawsuits and/or labor issues at a company.

What factors influenced performance?

•	The Fund implemented its strategy of investing in a portfolio of companies that the investment adviser believes carry the potential in the aggregate to promote positive societal outcomes. Using the BlackRock Systematic Active Equity Impact Methodology as developed for the Fund, the investment adviser uses a fundamentally driven investment process with systematic and quantitative implementation based on expected returns. Principal societal outcomes include Green Innovation, Corporate Citizenship and High Impact Disease Research, as well as avoiding Carbon Intensity, Ethics Controversies and Litigation.

•	Leading contributors to the Fund’s performance relative to the benchmark during the period included underweight positions in AT&T, Inc. (telecommunications) and Merck & Co., Inc. (health care). Also contributing to performance was an overweight position in Estee Lauder Cos., Inc. (consumer staples).

•	The largest detractors from the Fund’s performance were its overweight positions in General Electric Co. (industrials), Prestige Brands Holdings, Inc. (health care) and Boston Scientific Corp. (health care).

Describe recent portfolio activity.

•	During the six-month period, the Fund regularly and systematically assessed its holdings against their forecasts for outperformance versus the benchmark and impact outcome. Rebalances were implemented weekly after adjusting for transaction costs and risks. No material changes to the Fund’s portfolio were implemented during the period.

Describe portfolio positioning at period end.

•	As of the end of the period, the Fund held overweight positions in the utilities, energy, materials, and health care sectors relative to its benchmark. The Fund was underweight in financials, industrials, telecommunication services and consumer discretionary stocks.

•	With respect to its target societal outcomes, the Fund maintained higher exposure than its benchmark with respect to High Impact Disease Research, Corporate Citizenship and Green Innovation. At the end of the period, the Fund had lower-than-benchmark exposure to the negative outcomes of Carbon Intensity, Ethics Controversies and Litigation.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of November 30, 2017 (continued)	BlackRock Impact U.S. Equity Fund

Portfolio Information

TEN LARGEST HOLDINGS

Holding	Percent of Net Assets
Apple, Inc.	4%
Microsoft Corp.	3
Alphabet, Inc.	2
Amazon.com, Inc.	2
Facebook, Inc.	2
Pfizer, Inc.	1
Cisco Systems, Inc.	1
Johnson & Johnson	1
Texas Instruments, Inc.	1
NextEra Energy, Inc.	1

SECTOR ALLOCATION

Sector	Percent of Net Assets
Information Technology	23%
Financials	15
Health Care	14
Consumer Discretionary	12
Industrials	10
Consumer Staples	7
Energy	6
Real Estate	4
Materials	4
Utilities	3
Telecommunication Services	1
Short-Term Securities	1

Performance Summary for the Period Ended November 30, 2017

		Average Annual Total Returns (a)(b)
		1-Year		Since Inception (c)
	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge
Institutional	12.06%	23.43%	N/A	16.92%	N/A
Investor A	11.85	23.07	16.61%	16.61	13.72%
Investor C	11.41	22.11	21.11	15.76	15.76
Class K	12.05	23.55	N/A	16.99	N/A
Russell 3000® Index(d)	11.09	22.27	N/A	16.44	N/A

(a)	Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 8 for a detailed description of share classes, including any related sales charges and fees.
(b)	Under normal circumstances, the Fund seeks to invest at least 80% of its net assets plus any borrowings for investment purposes in U.S. equity securities.
(c)	The Fund commenced operations on October 5, 2015.
(d)	An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual			Hypothetical (b)
	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (a)	Beginning Account Value (06/01/17)	Ending Account Value (11/30/17)	Expenses Paid During the Period (a)	Annualized Expense Ratio
Institutional	$1,000.00	$1,120.60	$2.82	$1,000.00	$1,022.41	$2.69	0.53%
Investor A	1,000.00	1,118.50	4.25	1,000.00	1,021.06	4.05	0.80
Investor C	1,000.00	1,114.10	8.21	1,000.00	1,017.30	7.84	1.55
Class K	1,000.00	1,120.50	2.66	1,000.00	1,022.56	2.54	0.50

(a)	For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
(b)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.

See “Disclosure of Expenses” on page 8 for further information on how expenses were calculated.

FUND SUMMARY	7

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. For BlackRock Impact U.S. Equity Fund, prior to the Class K Shares inception date of March 28, 2016, Class K Shares performance results are those of Institutional Shares (which have no distribution or service fees) and were restated to reflect Class K Shares fees.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 4.00% for BlackRock Impact Bond Fund and 5.25% for BlackRock Impact U.S. Equity Fund, respectively, and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value (“NAV”) on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually agreed to waive and/or reimburse a portion of the Funds’ expenses. Without such waiver and/or reimbursement, the Funds’ performance would have been lower. The Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 6 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses, and other fund expenses. The expense examples on previous pages (which are based on a hypothetical investment of $1,000 invested on June 1, 2017 and held through November 30, 2017) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

8	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) November 30, 2017	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 74.2%

Aerospace & Defense — 1.1%
Arconic, Inc., 5.13%, 10/01/24	$25	$26,656
Boeing Co., 6.00%, 03/15/19	40	42,023
Bombardier, Inc., 5.75%, 03/15/22(a)	25	24,625
Embraer SA, 5.15%, 06/15/22	40	42,700
Rockwell Collins, Inc., 3.20%, 03/15/24	100	100,884
TransDigm, Inc., 6.38%, 06/15/26	25	25,375

		262,263
Auto Components — 0.8%
General Motors Financial Co., Inc., 3.20%, 07/06/21	100	101,147
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 02/01/22	25	26,000
Tenneco, Inc., 5.00%, 07/15/26	50	51,000
Tesla, Inc., 5.30%, 08/15/25(a)	25	23,867

		202,014
Banks — 10.0%
Bank of Montreal, 1.50%, 07/18/19	80	79,306
Bank of Nova Scotia:
2.05%, 10/30/18	100	100,201
1.65%, 06/14/19	125	124,178
4.38%, 01/13/21	50	52,798
Boston Properties LP, 5.63%, 11/15/20	100	108,348
Canadian Imperial Bank of Commerce, 1.60%, 09/06/19	50	49,549
Comerica, Inc., 2.13%, 05/23/19	100	99,683
Cooperatieve Rabobank UA, 4.50%, 01/11/21	100	106,263
Credit Suisse AG, New York, 5.40%, 01/14/20	80	84,591
Fifth Third Bancorp, 4.30%, 01/16/24	50	53,006
HSBC Finance Corp., 6.68%, 01/15/21	13	14,509
HSBC USA, Inc., 3.50%, 06/23/24	100	102,604
Huntington Bancshares, Inc., 2.60%, 08/02/18	100	100,386
ING Groep NV, 3.15%, 03/29/22	200	202,145
KeyCorp, 5.10%, 03/24/21	100	108,150
Royal Bank of Canada:
1.80%, 07/30/18	100	100,006
2.15%, 03/15/19	110	110,073
1.50%, 07/29/19	30	29,690
Santander Holdings USA, Inc., 2.70%, 05/24/19	100	100,376
Santander UK PLC, 2.50%, 03/14/19	80	80,372
Sumitomo Mitsui Financial Group, Inc., 2.06%, 07/14/21	80	78,391
SVB Financial Group, 3.50%, 01/29/25	50	50,164
Toronto-Dominion Bank:
1.45%, 09/06/18	50	49,836
2.63%, 09/10/18	100	100,615
2.50%, 12/14/20	100	100,447
U.S. Bancorp, 2.20%, 04/25/19	80	80,214
Westpac Banking Corp., 1.55%, 05/25/18	80	79,933

		2,345,834
Beverages — 0.1%
Ball Corp., 5.25%, 07/01/25	25	27,375

Biotechnology — 0.4%
Genzyme Corp., 5.00%, 06/15/20	80	85,448

Building Products — 0.4%
Owens Corning, 4.20%, 12/15/22	100	104,932

Cable Television Services — 0.1%
Motorola Solutions, Inc., 7.50%, 05/15/25	25	30,091

Capital Markets — 5.8%
Charles Schwab Corp., 3.20%, 03/02/27	75	75,552
Goldman Sachs Group, Inc.:
2.63%, 01/31/19	75	75,466

Security	Par (000)	Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (continued):
5.38%, 03/15/20	$75	$79,754
3.00%, 04/26/22	50	50,290
3.63%, 01/22/23	50	51,455
4.25%, 10/21/25	25	26,113
3.75%, 02/25/26	25	25,591
Invesco Finance PLC, 3.75%, 01/15/26	75	77,777
Jefferies Group LLC:
5.13%, 04/13/18	50	50,564
6.88%, 04/15/21	100	112,310
Morgan Stanley:
2.20%, 12/07/18	50	50,060
2.38%, 07/23/19	100	100,150
5.75%, 01/25/21	100	109,505
4.88%, 11/01/22	50	53,836
5.00%, 11/24/25	50	54,637
3.88%, 01/27/26	75	77,841
Northern Trust Corp., 3.45%, 11/04/20	100	103,143
State Street Corp., 1.95%, 05/19/21	100	98,044
TD Ameritrade Holding Corp., 2.95%, 04/01/22	100	101,414

		1,373,502
Chemicals — 1.2%
Albemarle Corp., 4.15%, 12/01/24	50	52,846
Chemours Co., 7.00%, 05/15/25	25	27,344
Dow Chemical Co., 8.55%, 05/15/19	80	87,090
Methanex Corp., 4.25%, 12/01/24	50	50,622
Sherwin-Williams Co., 3.30%, 02/01/25	50	49,660
Tronox Finance PLC, 5.75%, 10/01/25(a)	25	26,000

		293,562
Commercial Services & Supplies — 0.3%
ADT Corp., 6.25%, 10/15/21	25	27,500
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(a)	25	26,187
Park Aerospace Holdings Ltd., 5.50%, 02/15/24(a)	25	25,594

		79,281
Communications Equipment — 0.4%
CommScope Technologies LLC, 5.00%, 03/15/27(a)	25	25,000
Gogo Intermediate Holdings LLC/Gogo Finance Co., Inc., 12.50%, 07/01/22(a)	25	28,375
Juniper Networks, Inc., 4.35%, 06/15/25	25	25,871
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 05/15/25	25	26,531

		105,777
Construction & Engineering — 0.1%
AECOM, 5.13%, 03/15/27	25	25,483

Construction Materials — 0.1%
HD Supply, Inc., 5.75%, 04/15/24(a)	25	26,625

Consumer Finance — 2.3%
American Express Co., 3.63%, 12/05/24	25	25,659
Autodesk, Inc., 3.50%, 06/15/27	50	49,513
Automatic Data Processing, Inc., 2.25%, 09/15/20	80	80,190
Capital One Financial Corp., 2.45%, 04/24/19	80	80,199
Discover Financial Services:
5.20%, 04/27/22	50	54,064
3.75%, 03/04/25	25	25,169
IHS Markit Ltd., 4.75%, 02/15/25(a)	25	26,482
Navient Corp., 5.88%, 10/25/24	25	25,133
OneMain Financial Holdings LLC, 6.75%, 12/15/19(a)	25	25,812
S&P Global, Inc., 2.95%, 01/22/27	100	97,048
Synchrony Financial, 4.25%, 08/15/24	50	52,061

		541,330

SCHEDULES OF INVESTMENTS	9

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Containers & Packaging — 0.3%
International Paper Co., 3.80%, 01/15/26	$50	$51,581
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 7.00%, 07/15/24(a)	25	26,823

		78,404
Diversified Financial Services — 7.0%
Ally Financial, Inc.:
4.25%, 04/15/21	25	25,906
5.75%, 11/20/25	25	27,406
American Express Credit Corp., 2.70%, 03/03/22	100	100,504
Bank of America Corp.:
5.63%, 07/01/20	50	53,946
4.45%, 03/03/26	50	53,082
(3 mo. LIBOR US + 1.37%), 3.59%, 07/21/28(b)	100	101,366
Citigroup, Inc.:
2.70%, 03/30/21	75	75,327
3.70%, 01/12/26	50	51,251
4.45%, 09/29/27	75	78,823
(3 mo. LIBOR US + 1.56%), 3.89%, 01/10/28(b)	50	51,368
Ford Motor Credit Co. LLC, 2.46%, 03/27/20	200	199,584
FS Investment Corp., 4.00%, 07/15/19	50	50,708
General Motors Financial Co., Inc.:
3.50%, 07/10/19	50	50,841
5.25%, 03/01/26	50	54,302
HRG Group, Inc., 7.75%, 01/15/22	25	25,938
HSBC Holdings PLC, 5.10%, 04/05/21	100	107,881
Intercontinental Exchange, Inc., 2.75%, 12/01/20	100	101,140
John Deere Capital Corp., 1.95%, 01/08/19	50	49,989
JPMorgan Chase & Co.:
6.30%, 04/23/19	40	42,242
4.25%, 10/15/20	80	84,056
3.88%, 09/10/24	70	72,918
, (3 mo. LIBOR US + 1.38%), 3.54%, 05/01/28(b)	100	100,857
Nationstar Mortgage LLC/Nationstar Capital Corp., 6.50%, 07/01/21	25	25,375
PACCAR Financial Corp., 1.40%, 05/18/18	50	49,948
Royal Bank of Scotland Group PLC, 6.13%, 12/15/22	25	27,528

		1,662,286
Diversified Telecommunication Services — 1.5%
AT&T, Inc.:
2.38%, 11/27/18	50	50,177
3.00%, 06/30/22	100	100,015
4.13%, 02/17/26	50	50,895
CenturyLink, Inc., Series Y, 7.50%, 04/01/24	25	24,375
Frontier Communications Corp., 11.00%, 09/15/25	25	19,188
Verizon Communications, Inc.:
4.15%, 03/15/24	50	52,427
3.38%, 02/15/25(a)	53	52,953

		350,030
Electric Utilities — 2.9%
Ameren Corp., 2.70%, 11/15/20	100	100,538
Avangrid, Inc., 3.15%, 12/01/24	50	49,925
Black Hills Corp., 4.25%, 11/30/23	20	21,077
CenterPoint Energy Houston Electric LLC, 1.85%, 06/01/21	100	98,373
Commonwealth Edison Co., 3.40%, 09/01/21	50	51,515
Consolidated Edison, Inc., 2.00%, 05/15/21	125	123,013
NV Energy, Inc., 6.25%, 11/15/20	80	88,269
Pacific Gas & Electric Co., 4.25%, 05/15/21	50	52,583
Public Service Electric & Gas Co., 2.00%, 08/15/19	80	79,859
Talen Energy Supply LLC, 4.63%, 07/15/19(a)	18	18,540

		683,692

Security	Par (000)	Value
Electronic Equipment, Instruments & Components — 0.2%
Avnet, Inc., 4.88%, 12/01/22	$40	$42,350

Energy Equipment & Services — 0.1%
Weatherford International Ltd., 8.25%, 06/15/23	25	24,938

Food & Staples Retailing — 0.9%
Costco Wholesale Corp., 1.70%, 12/15/19	80	79,540
Sysco Corp.:
1.90%, 04/01/19	75	74,824
2.60%, 06/12/22	50	49,856

		204,220
Food Products — 1.9%
Hershey Co., 4.13%, 12/01/20	75	78,988
Kellogg Co., 3.25%, 04/01/26	50	49,481
Kraft Heinz Foods Co.:
5.38%, 02/10/20	50	53,111
3.50%, 06/06/22	100	102,277
Post Holdings, Inc., 5.00%, 08/15/26(a)	25	24,781
Tyson Foods, Inc., 4.50%, 06/15/22	50	53,529
Unilever Capital Corp., 2.20%, 03/06/19	100	100,289

		462,456
Forest Products — 0.3%
Bunge Ltd. Finance Corp., 3.50%, 11/24/20	80	81,501

Health Care Equipment & Supplies — 1.3%
Becton Dickinson & Co., 2.68%, 12/15/19	66	66,341
Edwards Lifesciences Corp., 2.88%, 10/15/18	30	30,222
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 02/15/21(a)	25	26,185
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23(a)	25	21,938
Medtronic, Inc., 5.60%, 03/15/19	80	83,448
Zimmer Biomet Holdings, Inc., 2.00%, 04/01/18	75	75,066

		303,200
Health Care Providers & Services — 0.9%
Centene Corp., 5.63%, 02/15/21	25	25,812
HCA, Inc.:
5.25%, 06/15/26	25	26,547
5.50%, 06/15/47	25	25,313
Humana, Inc., 7.20%, 06/15/18	80	82,199
Kindred Healthcare, Inc., 8.75%, 01/15/23	25	25,000
WellCare Health Plans, Inc., 5.25%, 04/01/25	25	26,469

		211,340
Hotels, Restaurants & Leisure — 0.5%
MGM Resorts International, 4.63%, 09/01/26	25	25,500
Scientific Games International, Inc., 10.00%, 12/01/22	25	27,531
Wyndham Worldwide Corp., 4.15%, 04/01/24	75	75,356

		128,387
Household Durables — 0.2%
PulteGroup, Inc., 5.00%, 01/15/27	25	26,308
Toll Brothers Finance Corp., 4.88%, 03/15/27	25	25,875

		52,183
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp., 6.00%, 05/15/26	25	27,125
Calpine Corp., 5.25%, 06/01/26(a)	25	25,281

		52,406
Industrial Conglomerates — 0.7%
General Electric Co.:
2.10%, 12/11/19	100	100,048
3.45%, 05/15/24	75	77,610

		177,658

10	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Insurance — 2.2%
Aflac, Inc., 2.40%, 03/16/20	$100	$100,217
Berkshire Hathaway Finance Corp., 1.70%, 03/15/19	80	79,793
Markel Corp., 4.90%, 07/01/22	70	75,693
Marsh & McLennan Cos., Inc.:
3.30%, 03/14/23	50	51,142
3.50%, 03/10/25	50	51,297
MetLife, Inc.:
7.72%, 02/15/19	80	85,389
Series D, 4.37%, 09/15/23	70	75,551

		519,082
Internet Software & Services — 0.8%
Alphabet, Inc., 3.63%, 05/19/21	75	78,650
Equinix, Inc., 5.88%, 01/15/26	25	27,125
Expedia, Inc., 5.00%, 02/15/26	50	53,632
VeriSign, Inc., 5.25%, 04/01/25	25	27,219

		186,626
IT Services — 1.2%
DXC Technology Co.:
2.88%, 03/27/20	100	100,706
4.25%, 04/15/24	50	52,184
First Data Corp., 5.38%, 08/15/23(a)	50	51,875
Xerox Corp.:
2.75%, 09/01/20	83	81,973
4.07%, 03/17/22	8	8,057

		294,795
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc., 4.50%, 03/01/21	80	84,762

Machinery — 0.5%
CNH Industrial Capital LLC, 4.88%, 04/01/21	25	26,373
Illinois Tool Works, Inc., 6.25%, 04/01/19	80	84,320

		110,693
Media — 3.8%
AMC Networks, Inc., 4.75%, 08/01/25	25	24,813
CCO Holdings LLC/CCO Holdings Capital Corp., 5.88%, 04/01/24(a)	25	26,156
Cequel Communications Holdings I LLC/Cequel Capital Corp., 5.13%, 12/15/21(a)	25	25,094
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.58%, 07/23/20	80	81,299
4.46%, 07/23/22	100	104,258
4.91%, 07/23/25	50	52,821
CSC Holdings LLC, 8.63%, 02/15/19	25	26,437
DISH DBS Corp., 7.75%, 07/01/26	25	26,969
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	25	23,625
Omnicom Group, Inc., 4.45%, 08/15/20	100	105,166
Sirius XM Radio, Inc., 6.00%, 07/15/24(a)	50	53,125
Thomson Reuters Corp., 4.30%, 11/23/23	100	105,722
Time Warner, Inc., 4.00%, 01/15/22	100	104,249
Walt Disney Co.:
1.65%, 01/08/19	80	79,644
0.88%, 07/12/19	80	78,600

		917,978
Metals & Mining — 1.8%
Allegheny Technologies, Inc., 7.88%, 08/15/23	25	27,250
Commercial Metals Co., 5.38%, 07/15/27	25	25,563
Freeport-McMoRan, Inc., 3.88%, 03/15/23	50	49,430
Goldcorp, Inc., 3.63%, 06/09/21	80	82,008
Nucor Corp., 5.85%, 06/01/18	80	81,524
Vale Overseas Ltd., 4.38%, 01/11/22	150	155,768

		421,543

Security	Par (000)	Value
Multi-Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26	$25	$25,937
NGL Energy Partners LP/NGL Energy Finance Corp., 7.50%, 11/01/23	25	25,688

		51,625
Office Supplies & Equipment — 0.4%
VMware, Inc.:
2.95%, 08/21/22	50	49,560
3.90%, 08/21/27	50	50,212

		99,772
Oil, Gas & Consumable Fuels — 4.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25	25	26,375
BP Capital Markets PLC, 3.56%, 11/01/21	70	72,842
Buckeye Partners LP, 4.88%, 02/01/21	80	84,317
Canadian Natural Resources Ltd., 3.90%, 02/01/25	40	40,932
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27(a)	25	25,781
Chevron Corp.:
1.56%, 05/16/19	80	79,543
3.19%, 06/24/23	70	71,874
DCP Midstream Operating LP, 3.88%, 03/15/23	25	24,938
Diamond Offshore Drilling, Inc., 5.70%, 10/15/39	25	20,313
Enbridge, Inc., 4.00%, 10/01/23	40	41,534
Energy Transfer LP, 4.75%, 01/15/26	50	51,930
EP Energy LLC/Everest Acquisition Finance, Inc., 6.38%, 06/15/23	25	13,750
Occidental Petroleum Corp., 3.40%, 04/15/26	25	25,644
ONEOK Partners LP, 3.38%, 10/01/22	70	70,838
Sabine Pass Liquefaction LLC:
5.63%, 02/01/21	100	107,522
6.25%, 03/15/22	100	111,729
Sable Permian Resources Land LLC, 13.00%, 11/30/20(a)	25	29,187
Shell International Finance BV, 1.38%, 05/10/19	80	79,313

		978,362
Personal Products — 0.7%
Procter & Gamble Co., 1.90%, 11/01/19	80	79,957
Unilever Capital Corp., 2.90%, 05/05/27	100	98,490

		178,447
Pharmaceuticals — 3.1%
Abbott Laboratories, 3.88%, 09/15/25	70	72,340
AstraZeneca PLC:
1.75%, 11/16/18	125	124,726
3.38%, 11/16/25	50	50,654
GlaxoSmithKline Capital, Inc., 5.65%, 05/15/18	100	101,762
Johnson & Johnson:
1.13%, 03/01/19	80	79,339
3.55%, 05/15/21	80	83,436
Novartis Securities Investment Ltd., 5.13%, 02/10/19	80	82,878
Wyeth LLC, 6.45%, 02/01/24	70	84,707
Zoetis, Inc., 3.25%, 02/01/23	70	71,164

		751,006
Professional Services — 0.1%
Verisk Analytics, Inc., 4.13%, 09/12/22	25	26,155

Real Estate — 0.3%
Prologis LP, 3.75%, 11/01/25	75	78,850

Real Estate Investment Trusts (REITs) — 2.9%
American Tower Corp., 2.80%, 06/01/20	50	50,380
Camden Property Trust, 2.95%, 12/15/22	20	20,064
Crown Castle International Corp., 3.40%, 02/15/21	80	81,785

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact Bond Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.:
3.75%, 02/01/19	$80	$81,043
5.38%, 02/01/21	13	13,999
Hospitality Properties Trust:
4.25%, 02/15/21	100	103,537
5.00%, 08/15/22	50	53,524
Kilroy Realty LP, 3.80%, 01/15/23	20	20,482
MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 08/01/26	25	26,344
Omega Healthcare Investors, Inc., 4.50%, 04/01/27	50	48,916
Regency Centers Corp., 3.75%, 11/15/22	100	102,568
Welltower, Inc., 4.13%, 04/01/19	80	81,654

		684,296
Road & Rail — 0.6%
Burlington Northern Santa Fe LLC, 4.70%, 10/01/19	80	83,634
United Rentals North America, Inc., 4.88%, 01/15/28	50	50,562

		134,196
Semiconductors & Semiconductor Equipment — 2.2%
Micron Technology, Inc., 5.25%, 01/15/24(a)	25	26,063
NVIDIA Corp.:
2.20%, 09/16/21	150	148,548
3.20%, 09/16/26	100	99,800
Seagate HDD Cayman, 3.75%, 11/15/18	50	50,750
Texas Instruments, Inc., 1.85%, 05/15/22	100	97,641
Xilinx, Inc., 3.00%, 03/15/21	100	100,786

		523,588
Software — 1.5%
Autodesk, Inc., 4.38%, 06/15/25	25	26,431
BMC Software Finance, Inc., 8.13%, 07/15/21(a)	25	25,305
Electronic Arts, Inc., 3.70%, 03/01/21	100	103,091
Hewlett Packard Enterprise Co., 4.40%, 10/15/22	50	52,511
Microsoft Corp., 1.30%, 11/03/18	80	79,659
Oracle Corp., 2.25%, 10/08/19	80	80,404

		367,401
Specialty Retail — 1.5%
Best Buy Co., Inc.:
5.00%, 08/01/18	50	50,945
5.50%, 03/15/21	80	85,805
Home Depot, Inc., 2.00%, 06/15/19	80	80,021
L Brands, Inc., 8.50%, 06/15/19	25	27,156
QVC, Inc.:
5.13%, 07/02/22	50	53,108
4.45%, 02/15/25	25	25,541
Tapestry, Inc., 4.25%, 04/01/25	40	40,982

		363,558
Technology Hardware, Storage & Peripherals — 2.3%
Apple, Inc.:
2.85%, 02/23/23	50	50,665
3.00%, 06/20/27	35	34,756
Conduent Finance, Inc./Conduent Business Services LLC, 10.50%, 12/15/24(a)	25	29,188
Dell International LLC/EMC Corp.(a):
3.48%, 06/01/19	100	101,277
5.45%, 06/15/23	25	26,964
EMC Corp.:
1.88%, 06/01/18	75	74,770
2.65%, 06/01/20	50	49,441
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18	75	75,456
3.60%, 10/15/20	100	102,435

		544,952

Security	Par (000)/ Shares	Value
Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 5.00%, 05/01/25	$25	$26,047

Wireless Telecommunication Services — 1.5%
American Tower Corp.:
2.25%, 01/15/22	50	48,865
4.00%, 06/01/25	100	103,066
Crown Castle International Corp., 5.25%, 01/15/23	50	54,882
SBA Communications Corp., 4.88%, 07/15/22	25	25,875
Sprint Communications, Inc., 9.00%, 11/15/18(a)	9	9,506
Sprint Corp., 7.63%, 02/15/25	25	26,550
T-Mobile USA, Inc., 6.00%, 04/15/24	25	26,625
Weyerhaeuser Co., 4.63%, 09/15/23	50	53,901

		349,270

Total Corporate Bonds (Cost — $17,864,019) — 74.2%		17,711,572

U.S. Government Sponsored Agency Securities — 46.3%

Mortgage-Backed Securities — 46.3%
Fannie Mae Mortgage-Backed Securities:
3.00%, 12/01/47(c)	150	149,620
3.50%, 12/01/47(c)	950	974,084
4.00%, 12/01/32 - 12/01/47(c)	1,340	1,406,073
4.50%, 12/01/32 - 12/01/47(c)	1,080	1,146,585
5.00%, 06/01/39 - 12/01/47(c)	1,342	1,460,693
5.50%, 12/01/47(c)	275	302,596
Freddie Mac Mortgage-Backed Securities:
3.00%, 12/01/47(c)	440	438,870
3.50%, 3/01/47	748	769,698
4.00%, 12/01/32 - 12/01/47(c)	906	946,245
4.50%, 12/01/47(c)	450	478,345
Ginnie Mae Mortgage-Backed Securities:
3.50%, 12/01/47(c)	1,325	1,370,159
4.00%, 06/20/47 - 11/20/47	517	541,966
4.50%, 12/01/47 (c)	1,025	1,079,473

Total U.S. Government Sponsored Agency Securities (Cost — $11,129,475) — 46.3%		11,064,407
Total Long-Term Investments (Cost — $28,993,494) — 120.5%		28,775,979

Short-Term Securities — 11.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.96%(d)(e)	2,758,193	2,758,193

Total Short-Term Securities (Cost — $2,758,193) — 11.6%		2,758,193

Total Investments (Cost — $31,751,687) — 132.1%		31,534,172
Liabilities in Excess of Other Assets — (32.1)%		(7,661,927)

Net Assets — 100.0%		$23,872,245

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.

12	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact Bond Fund

(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Depreciation
Bank of America Securities LLC	$1,776,430	$(6,314)
Credit Suisse Securities (USA) LLC	1,648,896	(1,984)
Goldman Sachs & Co.	120,515	(285)
J.P. Morgan Securities LLC	899,123	(1,463)
Mizuho Securities USA, Inc.	1,182,411	(3,656)
Morgan Stanley & Co. LLC	1,428,727	(3,141)
Nomura Securities International, Inc.	778,534	(2,634)

(d)	Annualized 7-day yield as of period end.
(e)	During the period ended November 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/2017	Net Activity	Shares Held at 11/30/2017	Value at 11/30/2017	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	1,062,423	1,695,770	2,758,193	$2,758,193	$7,834	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	1	03/20/18	$214	$(13)
10-Year U.S Treasury Note	11	03/20/18	1,365	(4,593)
10-Year U.S Ultra Long Treasury Note	1	03/20/18	133	(406)
Long U.S. Treasury Bond	8	03/20/18	1,214	(7,991)
Ultra Long U.S. Treasury Bond	8	03/20/18	1,319	(17,136)

				$(30,139)

Short Contracts
5-Year U.S. Treasury Note	(21)	03/29/18	2,443	5,901

				$(24,238)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$ —	$—	$—	$—	$5,901	$—	$5,901

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$ —	$—	$—	$—	$(30,139)	$—	$(30,139)

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact Bond Fund

For the six months ended November 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$442	$—	$442

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(38,047)	$—	$(38,047)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,452,235
Average notional value of contracts — short	1,437,922

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments(a):
Corporate Bonds	$—	$17,711,572	$—	$17,711,572
U.S. Government Sponsored Agency Securities	—	11,064,407	—	11,064,407
Short-Term Securities	2,758,193	—	—	2,758,193

	$2,758,193	$28,775,979	$—	$31,534,172

Derivative Financial Instruments (b)
Assets:
Interest rate contracts	$5,901	$—	$—	$5,901
Liabilities:
Interest rate contracts	(30,139)	—	—	(30,139)

	$(24,238)	$—	$—	$(24,238)

(a)	See above Schedule of Investments for values in each sector.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.

14	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) November 30, 2017	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.0%

Aerospace & Defense — 1.3%
Boeing Co.	999	$276,523
Curtiss-Wright Corp.	72	8,942
HEICO Corp., Class A	87	6,603
Northrop Grumman Corp.	284	87,302
Raytheon Co.	513	98,060
Rockwell Collins, Inc.	293	38,767
United Technologies Corp.	1,196	145,254

		661,451
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	1,837	119,001
XPO Logistics, Inc.(a)	656	51,844

		170,845
Airlines — 0.5%
Hawaiian Holdings, Inc.	1,843	79,526
United Continental Holdings, Inc.(a)	2,745	173,813

		253,339
Auto Components — 0.5%
BorgWarner, Inc.	366	20,379
Delphi Automotive PLC	1,844	193,011
Lear Corp.	183	33,103

		246,493
Automobiles — 0.6%
Ford Motor Co.	23,020	288,210

Banks — 5.3%
Bank of America Corp.	6,371	179,471
Bank of Hawaii Corp.	1,161	98,546
Cadence BanCorp(a)	1,024	24,986
Citigroup, Inc.	6,310	476,405
CoBiz Financial, Inc.	7,646	161,942
First Horizon National Corp.	2,577	49,968
First Republic Bank	2,602	248,595
Glacier Bancorp, Inc.	1,397	55,950
JPMorgan Chase & Co.	4,716	492,916
SVB Financial Group(a)	249	56,682
United Community Banks, Inc.	5,296	152,207
Wells Fargo & Co.	7,989	451,139
Wintrust Financial Corp.	2,104	176,421

		2,625,228
Beverages — 1.9%
Coca-Cola European Partners PLC	3,785	147,577
Dr. Pepper Snapple Group, Inc.	1,210	109,130
Monster Beverage Corp.(a)	1,881	117,882
PepsiCo, Inc.	4,786	557,665

		932,254
Biotechnology — 3.5%
AbbVie, Inc.	4,726	458,044
AMAG Pharmaceuticals, Inc.(a)	2,724	38,000
Amgen, Inc.	1,337	234,857
Biogen, Inc.(a)	468	150,776
Celgene Corp.(a)	1,309	131,986
Conatus Pharmaceuticals, Inc.(a)	3,051	12,662
Gilead Sciences, Inc.	4,132	308,991
Halozyme Therapeutics, Inc.(a)	1,792	33,457
Incyte Corp.(a)	266	26,331
Innoviva, Inc.(a)	2,672	35,057
Regeneron Pharmaceuticals, Inc.(a)	618	223,629
Sangamo Therapeutics, Inc.(a)	931	15,082
Vertex Pharmaceuticals, Inc.(a)	344	49,636

		1,718,508

Security	Shares	Value
Building Products — 0.3%
JELD-WEN Holding, Inc.(a)	509	$19,907
Lennox International, Inc.	596	125,005

		144,912
Capital Markets — 2.6%
Ameriprise Financial, Inc.	265	43,256
BGC Partners, Inc., Class A	3,512	57,351
Donnelley Financial Solutions, Inc.(a)	524	10,690
Evercore, Inc., Class A	2,908	252,560
Franklin Resources, Inc.	6,133	265,866
Houlihan Lokey, Inc.	1,620	72,317
Invesco Ltd.	2,493	90,172
Moelis & Co., Class A	2,219	106,290
OM Asset Management PLC	1,641	26,912
Piper Jaffray Cos.	1,646	129,293
SEI Investments Co.	3,257	229,162
Westwood Holdings Group, Inc.	331	22,624

		1,306,493
Chemicals — 2.0%
Chemours Co.	810	41,634
Ecolab, Inc.	3,722	505,894
FMC Corp.	797	75,237
Platform Specialty Products Corp.(a)	4,794	47,700
Scotts Miracle-Gro Co., Class A	1,032	102,065
Trinseo SA	1,281	94,538
WR Grace & Co.	2,024	148,379

		1,015,447
Commercial Services & Supplies — 0.2%
Brink’s Co.	549	44,387
Interface, Inc.	1,406	35,080
Steelcase, Inc., Class A	1,036	15,747

		95,214
Communications Equipment — 1.6%
Ciena Corp. (a)	3,440	74,820
Cisco Systems, Inc.	18,792	700,941
Palo Alto Networks, Inc. (a)	277	40,373

		816,134
Construction & Engineering — 0.4%
Fluor Corp.	4,058	196,448

Construction Materials — 0.1%
Vulcan Materials Co.	250	31,413

Consumer Finance — 1.8%
American Express Co.	3,257	318,241
Capital One Financial Corp.	3,989	366,988
Enova International, Inc. (a)	2,491	36,991
Green Dot Corp., Class A (a)	501	30,962
Synchrony Financial	4,439	159,316

		912,498
Containers & Packaging — 0.6%
Avery Dennison Corp.	2,631	300,250
Bemis Co., Inc.	405	19,002

		319,252
Diversified Consumer Services — 0.5%
Grand Canyon Education, Inc. (a)	2,135	202,740
H&R Block, Inc.	2,235	58,512
Laureate Education, Inc., Class A (a)	552	7,524

		268,776
Diversified Financial Services — 0.8%
Berkshire Hathaway, Inc., Class B (a)	1,414	272,916

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Financial Services (continued)
Intercontinental Exchange, Inc.	1,691	$120,822

		393,738
Diversified Telecommunication Services — 1.3%
AT&T, Inc.	5,673	206,384
Cogent Communications Holdings, Inc.	1,427	66,855
Frontier Communications Corp.	594	5,049
SBA Communications Corp. (a)	328	55,678
Verizon Communications, Inc.	5,970	303,813

		637,779
Electric Utilities — 1.6%
IDACORP, Inc.	347	34,287
NextEra Energy, Inc.	3,553	561,516
Xcel Energy, Inc.	4,351	224,555

		820,358
Electrical Equipment — 0.4%
Rockwell Automation, Inc.	934	180,337

Electronic Equipment, Instruments & Components — 0.4%
Littelfuse, Inc.	729	147,914
SYNNEX Corp.	484	65,921

		213,835
Energy Equipment & Services — 1.0%
Diamond Offshore Drilling, Inc.(a)	949	15,222
Noble Corp. PLC(a)	10,296	43,037
PHI, Inc.(a)	1,114	14,337
ProPetro Holding Corp.(a)	3,327	62,448
Schlumberger Ltd.	5,019	315,444
Weatherford International PLC(a)	13,025	42,983

		493,471
Food & Staples Retailing — 1.8%
Costco Wholesale Corp.	2,207	407,037
CVS Health Corp.	1,709	130,909
Performance Food Group Co.(a)	1,526	45,246
Wal-Mart Stores, Inc.	3,193	310,455
Walgreens Boots Alliance, Inc.	160	11,642

		905,289
Food Products — 1.6%
J&J Snack Foods Corp.	137	20,702
J.M. Smucker Co.	2,237	260,991
Lamb Weston Holdings, Inc.	107	5,818
McCormick & Co., Inc.	3,122	319,006
Pinnacle Foods, Inc.	673	39,189
Post Holdings, Inc.(a)	1,679	133,396
Tyson Foods, Inc., Class A	478	39,315

		818,417
Gas Utilities — 0.3%
Southwest Gas Holdings, Inc.	1,809	155,465

Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	336	18,940
Align Technology, Inc.(a)	155	40,436
Boston Scientific Corp.(a)	14,634	384,582
Danaher Corp.	5,337	503,599
Edwards Lifesciences Corp.(a)	363	42,544
Exactech, Inc.(a)	312	13,088
Hologic, Inc.(a)	308	12,850
Medtronic PLC	5,384	442,188
Stryker Corp.	749	116,844

		1,575,071
Health Care Providers & Services — 2.5%
Aetna, Inc.	225	40,541

Security	Shares	Value
Health Care Providers & Services (continued)
AmerisourceBergen Corp.	609	$51,655
Cardinal Health, Inc.	2,985	176,682
Express Scripts Holding Co.(a)	284	18,511
Henry Schein, Inc.(a)	326	23,293
Humana, Inc.	917	239,209
McKesson Corp.	916	135,330
UnitedHealth Group, Inc.	2,326	530,723
WellCare Health Plans, Inc.(a)	204	43,450

		1,259,394
Hotels, Restaurants & Leisure — 1.0%
Bloomin’ Brands, Inc.	2,109	45,280
Brinker International, Inc.	5,746	211,051
Cheesecake Factory, Inc.	1,283	62,918
Dave & Buster’s Entertainment, Inc.(a)	796	42,212
Domino’s Pizza, Inc.	96	17,871
Ruth’s Hospitality Group, Inc.	917	19,670
Six Flags Entertainment Corp.	310	20,280
Wyndham Worldwide Corp.	574	64,512
Yum China Holdings, Inc.	219	8,942

		492,736
Household Durables — 1.0%
Garmin Ltd.	2,964	184,005
iRobot Corp.(a)	1,142	78,364
KB Home	3,022	94,770
Whirlpool Corp.	612	103,165
William Lyon Homes, Class A(a)	852	25,424

		485,728
Household Products — 1.1%
Central Garden & Pet Co., Class A(a)	430	16,585
HRG Group, Inc.(a)	714	12,388
Procter & Gamble Co.	5,658	509,163

		538,136
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy, Inc.	540	14,931

Industrial Conglomerates — 0.8%
General Electric Co.	21,314	389,833

Insurance — 3.1%
Allstate Corp.	3,473	356,538
Argo Group International Holdings Ltd.	1,136	69,580
CNO Financial Group, Inc.	492	12,403
First American Financial Corp.	193	10,729
Hanover Insurance Group, Inc.	1,100	118,360
Hartford Financial Services Group, Inc.	358	20,564
Lincoln National Corp.	151	11,559
Loews Corp.	976	49,073
Marsh & McLennan Cos., Inc.	4,759	399,423
Prudential Financial, Inc.	1,910	221,254
Reinsurance Group of America, Inc.	675	109,384
Selective Insurance Group, Inc.	656	40,147
Travelers Cos., Inc.	561	76,055
Validus Holdings Ltd.	647	31,820
W.R. Berkley Corp.	282	19,492

		1,546,381
Internet & Direct Marketing Retail — 2.6%
Amazon.com, Inc.(a)	802	943,754
Etsy, Inc.(a)	2,458	40,459
Expedia, Inc.	118	14,455
Liberty Expedia Holdings, Inc., Class A(a)	424	19,114
Netflix, Inc.(a)	1,087	203,899

16	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Priceline Group, Inc.(a)	40	$69,588

		1,291,269
Internet Software & Services — 4.3%
Alphabet, Inc., Class A(a)	556	576,111
Alphabet, Inc., Class C(a)	547	558,711
AutoWeb, Inc.(a)	1,550	13,082
Box, Inc., Class A(a)	1,444	30,367
CommerceHub, Inc., Series C(a)	1,133	24,314
Facebook, Inc., Class A(a)	4,608	816,446
LogMeIn, Inc.	556	66,164
Shutterstock, Inc.(a)	577	24,517
VeriSign, Inc.(a)	243	27,969
XO Group, Inc.(a)	319	6,166
Yandex NV, Class A(a)	5	166

		2,144,013
IT Services — 4.3%
Accenture PLC, Class A	3,282	485,769
Automatic Data Processing, Inc.	1,470	168,256
CSG Systems International, Inc.	51	2,340
EPAM Systems, Inc.(a)	230	23,331
Euronet Worldwide, Inc.(a)	2,603	237,784
Everi Holdings, Inc.(a)	3,439	28,028
Fidelity National Information Services, Inc.	3,195	301,384
First Data Corp., Class A(a)	4,653	76,542
Forrester Research, Inc.	3,037	141,069
International Business Machines Corp.	3,449	531,043
PayPal Holdings, Inc.(a)	721	54,601
Total System Services, Inc.	417	31,008
Vantiv, Inc., Class A(a)	845	63,375

		2,144,530
Leisure Products — 0.3%
Callaway Golf Co.	2,593	37,624
Hasbro, Inc.	773	71,905
MCBC Holdings, Inc.(a)	1,655	39,058

		148,587
Life Sciences Tools & Services — 0.7%
PRA Health Sciences, Inc.(a)	1,317	108,481
Thermo Fisher Scientific, Inc.	893	172,135
Waters Corp.(a)	438	86,360

		366,976
Machinery — 3.7%
Caterpillar, Inc.	998	140,868
Deere & Co.	994	148,961
Fortive Corp.	122	9,107
Graco, Inc.	1,856	244,231
Illinois Tool Works, Inc.	3,207	542,785
Ingersoll-Rand PLC	1,512	132,481
PACCAR, Inc.	3,000	210,990
Stanley Black & Decker, Inc.	532	90,243
Xylem, Inc.	4,632	321,183

		1,840,849
Media — 2.8%
Altice USA, Inc., Class A(a)	1,968	35,129
AMC Networks, Inc., Class A(a)	124	6,391
CBS Corp., Class B	2,960	165,938
Central European Media Enterprises Ltd., Class A(a)	13,007	64,385
Comcast Corp., Class A	8,722	327,424
Discovery Communications, Inc., Class A(a)	3,676	69,917
Discovery Communications, Inc., Class C(a)	372	6,726
Entercom Communications Corp., Class A	2,382	27,631
Gray Television, Inc.(a)	2,838	40,867

Security	Shares	Value
Media (continued)
Live Nation Entertainment, Inc.(a)	415	$18,833
New Media Investment Group, Inc.	3	52
Omnicom Group, Inc.	680	48,579
Salem Media Group, Inc., Class A	4,638	22,262
Scripps Networks Interactive, Inc., Class A	155	12,685
Time Warner, Inc.	1,992	182,288
Walt Disney Co.	3,516	368,547

		1,397,654
Metals & Mining — 0.8%
Newmont Mining Corp.	3,869	143,114
Reliance Steel & Aluminum Co.	1,552	122,003
Ryerson Holding Corp.(a)	1,300	12,025
Schnitzer Steel Industries, Inc., Class A	2,061	60,181
Worthington Industries, Inc.	1,856	77,210

		414,533
Multi-Utilities — 1.0%
Consolidated Edison, Inc.	3,870	344,585
PG&E Corp.	1,081	58,633
Public Service Enterprise Group, Inc.	1,331	70,623

		473,841
Multiline Retail — 0.5%
Burlington Stores, Inc.(a)	153	16,275
Kohl’s Corp.	3,127	150,002
Nordstrom, Inc.	460	20,907
Target Corp.	1,120	67,088

		254,272
Oil, Gas & Consumable Fuels — 4.6%
Cheniere Energy, Inc.(a)	457	22,082
Chevron Corp.	1,103	131,246
Concho Resources, Inc.(a)	831	116,224
ConocoPhillips	123	6,258
Continental Resources, Inc.(a)	249	11,785
Delek US Holdings, Inc.	1,233	40,960
EP Energy Corp., Class A(a)	4,845	8,673
Exxon Mobil Corp.	4,709	392,213
Gulfport Energy Corp.(a)	2,962	37,914
Kosmos Energy Ltd.(a)(b)	3,013	24,044
Laredo Petroleum, Inc.(a)	3,404	36,389
Occidental Petroleum Corp.	1,729	121,894
ONEOK, Inc.	3,506	181,961
Pacific Ethanol, Inc.(a)	2,671	12,019
Phillips 66	2,341	228,388
Pioneer Natural Resources Co.	1,610	251,224
QEP Resources, Inc.(a)	3,647	35,230
Range Resources Corp.	5,280	95,146
REX American Resources Corp.(a)	287	26,272
RSP Permian, Inc.(a)	819	30,082
SM Energy Co.	1,431	29,536
Valero Energy Corp.	5,414	463,547

		2,303,087
Paper & Forest Products — 0.2%
Boise Cascade Co.	3,029	116,616

Personal Products — 0.8%
Estee Lauder Cos., Inc., Class A	2,956	368,997
Herbalife Ltd.(a)	97	6,804
Medifast, Inc.	476	32,620

		408,421
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	2,453	155,005
Catalent, Inc.(a)	4,014	159,717
Johnson & Johnson	4,849	675,611

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	936	$51,733
Nektar Therapeutics (a)	507	27,373
Pfizer, Inc.	20,459	741,843
Prestige Brands Holdings, Inc.(a)	234	10,577
Zoetis, Inc.	2,256	163,086

		1,984,945
Professional Services — 0.7%
Insperity, Inc.	856	100,922
ManpowerGroup, Inc.	1,274	164,219
Robert Half International, Inc.	153	8,727
TransUnion(a)	140	7,773
WageWorks, Inc. (a)	1,049	67,293

		348,934
Real Estate Investment Trusts (REITs) — 3.5%
Alexandria Real Estate Equities, Inc.	660	83,860
Apartment Investment & Management Co., Class A	2,100	92,589
Crown Castle International Corp.	669	75,597
DCT Industrial Trust, Inc.	746	44,865
DDR Corp.	2,995	22,852
DiamondRock Hospitality Co.	4,452	49,818
Douglas Emmett, Inc.	649	26,161
Invesco Mortgage Capital, Inc.	5,154	91,020
Outfront Media, Inc.	331	7,765
Prologis, Inc.	7,614	504,275
Realty Income Corp.	231	12,774
Regency Centers Corp.	762	51,671
Ryman Hospitality Properties, Inc.	219	15,216
Simon Property Group, Inc.	804	130,047
UDR, Inc.	2,542	99,977
Welltower, Inc.	6,133	413,732

		1,722,219
Real Estate Management & Development — 0.6%
CBRE Group, Inc., Class A(a)	1,451	62,915
Jones Lang LaSalle, Inc.	203	30,955
Kennedy-Wilson Holdings, Inc.	4,986	95,482
Realogy Holdings Corp.	3,848	107,398

		296,750
Road & Rail — 1.1%
Old Dominion Freight Line, Inc.	2,382	307,850
Ryder System, Inc.	2,752	226,985

		534,835
Semiconductors & Semiconductor Equipment — 3.9%
Analog Devices, Inc.	406	34,961
Applied Materials, Inc.	1,105	58,311
Entegris, Inc.	1,953	59,176
Intel Corp.	11,482	514,853
NVIDIA Corp.	1,741	349,436
QUALCOMM, Inc.	2,671	177,194
Texas Instruments, Inc.	6,183	601,544
Xilinx, Inc.	2,046	142,217

		1,937,692
Software — 4.9%
Activision Blizzard, Inc.	2,076	129,542
Cadence Design Systems, Inc.(a)	5,656	248,355
Electronic Arts, Inc. (a)	1,151	122,409
Guidewire Software, Inc.(a)	822	61,149
Imperva, Inc. (a)	921	37,991
Microsoft Corp.	15,338	1,291,000
Oracle Corp.	3,630	178,088
Red Hat, Inc.(a)	732	92,788
Take-Two Interactive Software, Inc.(a)	920	102,626

Security	Shares	Value
Software (continued)
Varonis Systems, Inc.(a)	404	$20,321
Verint Systems, Inc.(a)	835	36,531
VMware, Inc., Class A(a)	798	95,848
Workday, Inc., Class A(a)	96	9,888

		2,426,536
Specialty Retail — 1.9%
Best Buy Co., Inc.	408	24,321
CarMax, Inc.(a)	1,144	78,833
Group 1 Automotive, Inc.	266	21,554
Home Depot, Inc.	1,762	316,843
Lowe’s Cos., Inc.	3,002	250,277
Ross Stores, Inc.	349	26,534
TJX Cos., Inc.	1,820	137,501
Tractor Supply Co.	604	41,217
Ulta Salon Cosmetics & Fragrance, Inc.(a)	113	25,053

		922,133
Technology Hardware, Storage & Peripherals — 3.8%
Apple, Inc.	10,872	1,868,353

Textiles, Apparel & Luxury Goods — 0.2%
Michael Kors Holdings Ltd.(a)	102	5,961
NIKE, Inc., Class B	1,529	92,382
Under Armour, Inc., Class C(a)	325	3,877
VF Corp.	129	9,412

		111,632
Thrifts & Mortgage Finance — 0.9%
Essent Group Ltd.(a)	3,175	140,494
Riverview Bancorp, Inc.	1,161	10,704
TFS Financial Corp.	18,017	274,399

		425,597
Transportation Infrastructure — 0.4%
Macquarie Infrastructure Corp.	3,083	205,883

Water Utilities — 0.3%
California Water Service Group	1,198	54,629
SJW Corp.	1,322	90,068

		144,697
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(a)	3,643	89,982
RingCentral, Inc., Class A(a)	714	33,665
Telephone & Data Systems, Inc.	534	14,787

		138,434

Total Common Stocks (Cost — $42,021,278) — 99.0%		49,297,102

Rights — 0.0%
Biotechnology — 0.0%
Dyax Corp.(a)(c)	64	147

Total Long-Term Investments (Cost — $42,021,349) — 99.0%		49,297,249

18	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact U.S. Equity Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class,
0.96%(e)(f)	400,935	$400,935

SL Liquidity Series, LLC, Money Market Series,
1.33%(d)(e)(f)	23,837	23,837

Total Short-Term Securities (Cost — $424,774) — 0.9%		424,772

Total Investments (Cost — $42,446,123) — 99.9%		49,722,021
Other Assets Less Liabilities — 0.1%		51,931

Net Assets — 100.0%		$49,773,952

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.

(f)	During the period ended November 30, 2017, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 05/31/17	Net Activity	Shares Held at 11/30/17	Value at 11/30/17	Income		Net Realized Gain (Loss) (a)	Change in Unrealized (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	440,606	(39,671)	400,935	$400,935	$2,254		$—	$—
SL Liquidity Series, LLC, Money Market Series	—	23,837	23,837	23,837	2,324	(b)	(19)	(2)

				$424,772	$4,578		$(19)	$(2)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents securities lending income earned from the reinvestments of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value/ Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	5	12/15/17	$386,350	$13,618

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts
Net unrealized appreciation(a)	$—	$—	$13,618	$—	$—	$—	$13,618

(a)	Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (unaudited) (continued) November 30, 2017	BlackRock Impact U.S. Equity Fund

For the six months ended November 30, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$31,886	$—	$—	$—	$31,886

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$15,637	$—	$—	$—	$15,637

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$333,615

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Long Term Investments:(a)
Common Stocks	$49,297,102	$—	$—	$49,297,102
Rights	—	—	147	147
Short-Term Securities	400,935	—	—	400,935

Subtotal	$49,698,037	—	$147	$49,698,184

Investments Valued at NAV(b)				23,837

Total Investments				$49,722,021

Derivative Financial Instruments(c)
Assets:
Equity contracts	$13,618	$—	$—	$13,618

(a)	See above Schedule of Investments for values in each sector.
(b)	As of November 30, 2017, certain of the Fund’s investments were fair valued using net asset value (“NAV”) per share as no quoted market value is available and have been excluded from the fair value hierarchy.
(c)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

During the six months ended November 30, 2017, there were no transfers between levels.

See notes to financial statements.

20	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

November 30, 2017

	BlackRock Impact Bond Fund	BlackRock Impact U.S. Equity Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$28,775,979	$49,297,249
Investments at value — affiliated(c)	2,758,193	424,772
Cash pledged for futures contracts	52,000	18,000
Receivables:
Interest — unaffiliated	196,812	—
From the manager	21,476	3,577
Dividends — affiliated	2,196	271
Investments sold	—	514,106
Dividends — unaffiliated	—	92,885
Capital shares sold	—	118,131
Variation margin on futures contracts	4,432	1,117
Securities lending income — affiliated	—	1,392
Prepaid expenses	35,430	42,821

Total assets	31,846,518	50,514,321

LIABILITIES
Cash collateral on securities loaned at value	—	23,855
Payables:
Investments purchased	7,866,140	674,752
Income dividends	36,235	—
Variation margin on futures contracts	10,758	—
Officer’s and Trustees’ fees	1,038	1,226
Administration fees	419	706
Service and distribution fees	76	1,707
Capital shares redeemed	—	4,131
Other accrued expenses	59,607	33,992

Total liabilities	7,974,273	740,369

NET ASSETS	$23,872,245	$49,773,952

NET ASSETS CONSIST OF
Paid-in capital	$24,411,001	$41,356,746
Undistributed net investment income	10,813	281,138
Accumulated net realized gain (loss)	(307,816)	846,552
Net unrealized appreciation (depreciation)	(241,753)	7,289,516

Net Assets	$23,872,245	$49,773,952

(a) Investments at cost — unaffiliated	$28,993,494	$42,021,349
(b) Securities loaned at value	$—	$23,796
(c) Investments at cost — affiliated	$2,758,193	$424,774

See notes to financial statements.

FINANCIAL STATEMENTS	21

Statements of Assets and Liabilities  (unaudited) (continued)

November 30, 2017

	BlackRock Impact Bond Fund	BlackRock Impact U.S. Equity Fund

NET ASSETS VALUE

Institutional:
Net assets	$23,656,317	$44,265,651

Shares outstanding(d)	2,429,611	3,373,033

Net asset value	$9.74	$13.12

Investor A:
Net assets	$94,149	$4,136,756

Shares outstanding(d)	9,670	316,165

Net asset value	$9.74	$13.08

Investor C:
Net assets	$73,095	$1,111,591

Shares outstanding(d)	7,506	85,683

Net asset value	$9.74	$12.97

Class K:
Net assets	$48,684	$259,954

Shares outstanding(d)	5,000	19,802

Net asset value	$9.74	$13.13

(d)	Unlimited number of shares authorized, $0.001 par value.

See notes to financial statements.

22	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (unaudited)

Six Months Ended November 30, 2017

	BlackRock Impact Bond Fund	BlackRock Impact U.S. Equity Fund

INVESTMENT INCOME
Interest — unaffiliated	$275,256	$—
Dividends — unaffiliated	—	392,999
Dividends — affiliated	7,834	2,254
Securities lending income — affiliated — net	—	2,324
Foreign taxes withheld	—	(3)

Total investment income	283,090	397,574

EXPENSES
Investment advisory	32,458	80,969
Administration	4,598	8,603
Administration — class specific	2,164	4,048
Service and distribution — class specific	413	9,128
Professional	37,513	38,288
Organization	33,370	—
Registration	22,015	31,073
Printing	9,391	16,116
Pricing	17,200	—
Trustees and Officer	4,209	4,118
Custodian	3,650	20,571
Accounting services	2,656	1,377
Transfer agent — class specific	147	3,974
Miscellaneous	93	7,600

Total expenses	169,877	225,865

Less:
Fees waived and/or reimbursed by the Manager	(119,251)	(98,845)
Fees waived by the Administrator	(4,570)	(8,603)
Transfer agent fees reimbursed — class specific	(62)	(1,411)
Administration fees waived — class specific	(19)	(453)

Total expenses after fees waived and/or reimbursed	45,975	116,553

Net investment income	237,115	281,021

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(15,064)	870,196
Investments — affiliated	—	(19)
Futures contracts	442	31,886

	(14,622)	902,063

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(137,653)	3,639,880
Investments — affiliated	—	(2)
Futures contracts	(38,047)	15,637

	(175,700)	3,655,515

Net realized and unrealized gain (loss)	(190,322)	4,557,578

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$46,793	$4,838,599

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

	BlackRock Impact Bond Fund
	Six Months Ended 11/30/17 (unaudited)	Period 08/23/16 (a) to 05/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$237,115	$290,924
Net realized loss	(14,622)	(293,194)
Net change in unrealized appreciation (depreciation)	(175,700)	(66,053)

Net increase (decrease) in net assets resulting from operations	46,793	(68,323)

DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income:
Institutional	(235,423)	(309,986)
Investor A	(784)	(745)
Investor C	(362)	(404)
Class K	(545)	(792)

Decrease in net assets resulting from distributions to shareholders	(237,114)	(311,927)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	4,191,158	20,251,658

NET ASSETS
Total increase in net assets	4,000,837	19,871,408
Beginning of period	19,871,408	—

End of period	$23,872,245	$19,871,408

Undistributed net investment income, end of period	$10,813	$10,812

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	BlackRock Impact U.S. Equity Fund
	Six Months Ended 11/30/17 (unaudited)	Year Ended 05/31/17

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS
Net investment income	$281,021	$349,727
Net realized gain	902,063	1,336,898
Net change in unrealized appreciation (depreciation)	3,655,515	2,570,461

Net increase in net assets resulting from operations	4,838,599	4,257,086

DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income:
Institutional	(176,165)	(346,334)
Investor A	(17,170)	(6,539)
Investor C	(2,772)	(1,066)
Class K	(1,340)	(3,377)
From net realized gain:
Institutional	(808,401)	(300,085)
Investor A	(86,288)	(7,686)
Investor C	(20,074)	(2,017)
Class K	(6,064)	(2,853)

Decrease in net assets resulting from distributions to shareholders	(1,118,274)	(669,957)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	11,020,132	9,825,357

NET ASSETS
Total increase in net assets	14,740,457	13,412,486
Beginning of period	35,033,495	21,621,009

End of period	$49,773,952	$35,033,495

Undistributed net investment income, end of period	$281,138	$197,564

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Impact Bond Fund
	Institutional
	Six Months Ended 11/30/17 (unaudited)		Period 08/23/16 (a) to 05/31/17
Net asset value, beginning of period	$9.81		$10.00

Net investment income(b)	0.11		0.15
Net realized and unrealized (loss)	(0.07)		(0.18)

Net increase (decrease) from investment operations	0.04		(0.03)

Distributions from net investment income(c)	(0.11)		(0.16)

Net asset value, end of period	$9.74		$9.81

Total Return(d)(e)
Based on net asset value	0.39%		(0.32)%

Ratios to Average Net Assets
Total expenses(f)(g)	1.41	%(h)	1.63	%(i)

Total expenses after fees waived and/or reimbursed(f)(g)	0.42%		0.44%

Net investment income(f)(g)	2.20%		1.93%

Supplemental Data
Net assets, end of period (000)	$23,656		$19,173

Portfolio turnover rate(j)	262%		470%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.57%.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.91%.
(j)	Includes mortgage dollar roll transactions (“MDRs”). Additional information regarding portfolio turnover rate is as follows:

Portfolio turnover rate (excluding MDRs)	117%	332%

See notes to financial statements.

26	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact Bond Fund (continued)
	Investor A
	Six Months Ended 11/30/17 (unaudited)		Period 08/23/16 (a) to 05/31/17
Net asset value, beginning of period	$9.81		$10.00

Net investment income(b)	0.09		0.13
Net realized and unrealized gain (loss)	(0.07)		(0.18)

Net increase (decrease) from investment operations	0.02		(0.05)

Distributions from net investment income(c)	(0.09)		(0.14)

Net asset value, end of period	$9.74		$9.81

Total Return(d)(e)
Based on net asset value	0.24%		(0.52)%

Ratios to Average Net Assets
Total expenses(f)(g)	1.77	%(h)	1.95	%(i)

Total expenses after fees waived and/or reimbursed(f)(g)	0.70%		0.70%

Net investment income(f)(g)	1.92%		1.69%

Supplemental Data
Net assets, end of period (000)	$94		$59

Portfolio turnover rate(j)	262%		470%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.91%.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.22%
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

Portfolio turnover rate (excluding MDRs)	117%	332%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	27

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact Bond Fund (continued)
	Investor C
	Six Months Ended 11/30/17 (unaudited)		Period 08/23/16 (a) to 05/31/17
Net asset value, beginning of period	$9.81		$10.00

Net investment income(b)	0.06		0.07
Net realized and unrealized gain (loss)	(0.07)		(0.18)

Net decrease from investment operations	(0.01)		(0.11)

Distributions from net investment income(c)	(0.06)		(0.08)

Net asset value, end of period	$9.74		$9.81

Total Return(d)(e)
Based on net asset value	(0.13)%		(1.09)%

Ratios to Average Net Assets
Total expenses(f)(g)	2.52	%(h)	2.73	%(i)

Total expenses after fees waived and/or reimbursed and paid indirectly(f)(g)	1.45%		1.45%

Net investment income(f)(g)	1.17%		0.92	%(f)

Supplemental Data
Net assets, end of period (000)	$73		$51

Portfolio turnover rate(j)	262%		470%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

Portfolio turnover rate (excluding MDRs)	117%	332%

See notes to financial statements.

28	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact Bond Fund (continued)
	Class K
	Six Months Ended 11/30/17 (unaudited)		Period 08/23/16 (a) to 05/31/17
Net asset value, beginning of period	$9.81		$10.00

Net investment income(b)	0.11		0.15
Net realized and unrealized gain (loss)	(0.07)		(0.18)

Net increase (decrease) from investment operations	0.04		(0.03)

Distributions from net investment income(c)	(0.11)		(0.16)

Net asset value, end of period	$9.74		$9.81

Total Return(d)(e)
Based on net asset value	0.40%		(0.29)%

Ratios to Average Net Assets
Total expenses(f)(g)	1.49	%(h)	1.74	%(i)

Total expenses after fees waived and/or reimbursed and paid indirectly(f)(g)	0.40%		0.40%

Net investment income(f)(g)	2.21%		1.97%

Supplemental Data
Net assets, end of period (000)	$49		$49

Portfolio turnover rate(j)	262%		470%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Offering costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.66%.
(i)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.01%.
(j)	Includes MDRs. Additional information regarding portfolio turnover rate is as follows:

Portfolio turnover rate (excluding MDRs)	117%	332%

See notes to financial statements.

FINANCIAL HIGHLIGHTS	29

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact U.S. Equity Fund
	Institutional
	Six Months Ended 11/30/17 (unaudited)		Year Ended 05/31/17	Period 10/05/15 (a) to 05/31/16
Net asset value, beginning of period	$12.07		$10.49	$10.00

Net investment income(b)	0.09		0.15	0.11
Net realized and unrealized gain	1.34		1.74	0.45

Net increase from investment operations	1.43		1.89	0.56

Distributions:(c)
From net investment income	(0.07)		(0.17)	(0.06)
From net realized gain	(0.31)		(0.14)	(0.01)

Total distributions	(0.38)		(0.31)	(0.07)

Net asset value, end of period	$13.12		$12.07	$10.49

Total Return(d)
Based on net asset value	12.06	%(e)	18.35%	5.59	%(e)

Ratios to Average Net Assets
Total expenses	1.06	%(f)	1.63%	1.91	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.53	%(f)	0.57%	0.64	%(f)(g)

Net investment income	1.44	%(f)	1.37%	1.64	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$44,266		$30,844	$21,080

Portfolio turnover rate	59%		82%	56%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.42%.

See notes to financial statements.

30	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact U.S. Equity Fund (continued)
	Investor A
	Six Months Ended 11/30/17 (unaudited)		Year Ended 05/31/17	Period 10/05/15 (a) to 05/31/16
Net asset value, beginning of period	$12.05		$10.48	$10.00

Net investment income(b)	0.07		0.14	0.09
Net realized and unrealized gain	1.33		1.72	0.45

Net increase from investment operations	1.40		1.86	0.54

Distributions:(c)
From net investment income	(0.06)		(0.15)	(0.05)
From net realized gain	(0.31)		(0.14)	(0.01)

Total distributions	(0.37)		(0.29)	(0.06)

Net asset value, end of period	$13.08		$12.05	$10.48

Total Return(d)
Based on net asset value	11.85	%(e)	18.04%	5.44	%(e)

Ratios to Average Net Assets
Total expenses	1.40	%(f)	1.84%	2.21	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.82%	0.89	%(f)(g)

Net investment income	1.16	%(f)	1.22%	1.40	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$4,137		$3,194	$307

Portfolio turnover rate	59%		82%	56%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.70%.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	31

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact U.S. Equity Fund (continued)
	Investor C
	Six Months Ended 11/30/17 (unaudited)		Year Ended 05/31/17	Period 10/05/15 (a) to 05/31/16
Net asset value, beginning of period	$11.98		$10.45	$10.00

Net investment income(b)	0.03		0.06	0.04
Net realized and unrealized gain	1.31		1.71	0.45

Net increase from investment operations	1.34		1.77	0.49

Distributions:(c)
From net investment income	(0.04)		(0.10)	(0.03)
From net realized gain	(0.31)		(0.14)	(0.01)

Total distributions	(0.35)		(0.24)	(0.04)

Net asset value, end of period	$12.97		$11.98	$10.45

Total Return(d)
Based on net asset value	11.41	%(e)	17.24%	4.92	%(e)

Ratios to Average Net Assets
Total expenses	2.19	%(f)	2.46%	3.27	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	1.55	%(f)	1.54%	1.64	%(f)(g)

Net investment income	0.42	%(f)	0.53%	0.64	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$1,112		$756	$26

Portfolio turnover rate	59%		82%	56%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.78%.

32	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Impact U.S. Equity Fund (continued)
	Class K
	Six Months Ended 11/30/17 (unaudited)		Year Ended 05/31/17	Period 03/28/16 (a) to 05/31/16
Net asset value, beginning of period	$12.08		$10.49	$10.10

Net investment income(b)	0.09		0.16	0.03
Net realized and unrealized gain	1.34		1.74	0.36

Net increase from investment operations	1.43		1.90	0.39

Distributions:(c)
From net investment income	(0.07)		(0.17)	—
From net realized gain	(0.31)		(0.14)	—

Total distributions	(0.38)		(0.31)	—

Net asset value, end of period	$13.13		$12.08	$10.49

Total Return(d)
Based on net asset value	12.05	%(e)	18.47%	3.86	%(e)

Ratios to Average Net Assets
Total expenses	1.06	%(f)	1.68%	1.27	%(f)(g)(h)

Total expenses after fees waived and/or reimbursed	0.50	%(f)	0.55%	0.60	%(f)(g)

Net investment income	1.46	%(f)	1.39%	1.81	%(f)(g)

Supplemental Data
Net assets, end of period (000)	$260		$239	$208

Portfolio turnover rate	59%		82%	56%

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes 0.01% of expenses incurred indirectly as a result of investments in underlying funds.
(h)	Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.53%.

FINANCIAL HIGHLIGHTS	33

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. Each Fund is a series of the Trust. The following are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Impact Bond Fund	Impact Bond Fund	Diversified
BlackRock Impact U.S. Equity Fund	Impact U.S. Equity Fund	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares, and may be subject to a contingent deferred sales charge (“CDSC”). Institutional and Class K Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Share Class	Initial Sales Charge	CDSC		Conversion Privilege
Institutional	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes		None
Class K Shares	No	No		None

(a)	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the “trade dates”). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., dollar rolls, TBA sale commitments, futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by Impact U.S. Equity Fund are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly for Impact Bond Fund. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Organization and Offering Costs: Upon commencement of operations, organization costs associated with the establishment of the Funds were expensed by the Funds and reimbursed by the Manager. Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization of Purchased Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, the premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

34	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of each Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•	Equity investments traded on a recognized securities exchange are valued at the official closing price each day, if available. For equity investments traded on more than one exchange, the official closing price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•	Fixed-income securities for which market quotations are readily available are generally valued using the last available bid prices or current market quotations provided by independent dealers or third party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•	Investments in open-end U.S. mutual funds are valued at net asset value (“NAV”) each business day.

•	The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

•	Futures contracts traded on exchanges are valued at their last sale price.

•	To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement.

The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of each Fund’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis. As a result of the inherent uncertainty in valuation of these investments, the fair values may differ from the values that would have been used had an active market existed.

NOTES TO FINANCIAL STATEMENTS	35

Notes to Financial Statements  (unaudited) (continued)

For investments in equity or debt issued by privately-held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services
Market approach

(i)  recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii)   recapitalizations and other transactions across the capital structure; and

(iii)  market multiples of comparable issuers.

Income approach

(i)  future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks;

(ii)   quoted prices for similar investments or assets in active markets; and

(iii)  other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)  audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)   changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)  relevant news and other public sources; and

(iv)  known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”) or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of November 30, 2017, certain investments of Impact U.S. Equity Fund were valued using NAV as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an

36	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.

TBA Commitments: TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date.

In order to better define contractual rights and to secure rights that will help a fund mitigate their counterparty risk, TBA commitments may be entered into by a fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund is not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.

Mortgage Dollar Roll Transactions: Certain funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and realize gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.

Securities Lending: Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The market value of any securities on loan, all of which were classified as common stocks in Impact U.S. Equity Fund’s Schedule of Investments, and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value-unaffiliated, and collateral on securities loaned at value, respectively. As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and a Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

NOTES TO FINANCIAL STATEMENTS	37

Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the Impact U.S. Equity Fund’s securities lending agreements by counterparty which are subject to offset under an MSLA:

Counterparty	Securities Loaned at Value	Cash Collateral Received (a)	Net Amount
JP Morgan Securities LLC	$23,796	$(23,796)	$—

a)	Cash collateral with a value of $23,855 has been received in connection with securities lending agreements. Collateral received in excess of the value of securities loaned from the individual counterparty is not shown for financial reporting purposes in the table above.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value on the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees
Average Daily Net Assets	Impact Bond Fund	Impact U.S. Equity Fund
First $1 Billion	0.30%	0.40%
$1 Billion — $3 Billion	0.28	0.38
$3 Billion — $5 Billion	0.27	0.36
$5 Billion — $10 Billion	0.26	0.35
Greater than $10 Billion	0.26	0.34

With respect to Impact Bond Fund, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by Impact Bond Fund to the Manager.

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—%
Investor C	0.25	0.75

38	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended November 30, 2017, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

	Investor A	Investor C	Total
Impact Bond Fund	$102	$311	$413
Impact U.S. Equity Fund	4,599	4,529	9,128

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million — $1 Billion	0.0400
$1 Billion — $2 Billion	0.0375
$2 Billion — $4 Billion	0.0350
$4 Billion — $13 Billion	0.0325
Greater than $13 Billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended November 30, 2017, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Administration Fees	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	$2,145	$8	$6	$5	$2,164
Impact U.S. Equity Fund	3,564	369	91	24	4,048

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended November 30, 2017, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended November 30, 2017, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	$30	$4	$5	$5	$44
Impact U.S. Equity Fund	53	52	11	5	121

For the six months ended November 30, 2017, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

	Institutional	Investor A	Investor C	Class K	Total
Impact Bond Fund	$48	$45	$36	$18	$147
Impact U.S. Equity Fund	1,426	1,874	662	12	3,974

Other Fees: For the six months ended November 30, 2017, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A
Impact Bond Fund	$89
Impact U.S. Equity Fund	1,045

For the six months ended November 30, 2017, affiliates received CDSCs for Investor C Shares as follows:

Investor C
Impact Bond Fund	$—
Impact U.S. Equity Fund	35

Expense Limitations, Waivers, Reimbursements, and Recoupments: With respect to each Fund, the Manager voluntarily agreed to waive its investment advisory fees each Fund pays the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation caps will be reduced by the amount of the affiliated money market fund waiver. These

NOTES TO FINANCIAL STATEMENTS	39

Notes to Financial Statements  (unaudited) (continued)

amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended November 30, 2017, the amounts waived were as follows:

Total
Impact Bond Fund	$594
Impact U.S. Equity Fund	177

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through September 30, 2018. The contractual agreement may be terminated upon 90 days’ notice by a majority of the independent trustees who are not “interested persons” of the Funds, as defined in the 1940 Act “Independent Trustees” or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2017, there were no fees waived by the Manager.

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The current expense limitations as a percentage of average daily net assets for the period ended November 30, 2017 are as follows:

	Impact Bond Fund	Impact U.S. Equity Fund
Institutional	0.45%	0.55%
Investor A	0.70	0.80
Investor C	1.45	1.55
Class K	0.40	0.50

The Manager has agreed not to reduce or discontinue these contractual expense limitations through September 30, 2018, unless approved by the Board, including a majority of the independent trustees or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended November 30, 2017, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:

Total
Impact Bond Fund	$118,657
Impact U.S. Equity Fund	98,668

For the six months ended November 30, 2017, class specific expense waivers and/or reimbursements are as follows:

Administration Fees Waived

	Investor A	Investor C	Class K	Total
Impact Bond Fund	$8	$6	$5	$19
Impact U.S. Equity Fund	337	91	25	453

Transfer Agent Fees Reimbursed

	Investor A	Investor C	Class K	Total
Impact Bond Fund	$24	$21	$17	$62
Impact U.S. Equity Fund	988	411	12	1,411

These amounts waived and/or reimbursed are included in fees waived and/or reimbursed by the Manager, and shown as administration fees waived — class specific, transfer agent fees reimbursed — class specific, respectively, in the Statements of Operations.

With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:

(a) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and

(b) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.

This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time.

40	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

On November 30, 2017, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring May 31,
	2018	2019	2020
Impact U.S. Equity Fund
Fund Level	$217,121	$271,230	$107,271
Institutional	2,859	—	—
Investor A	82	1,045	1,325
Investor C	64	180	503
Class K	23	105	36
Impact Bond Fund
Fund Level	—	213,940	123,227
Institutional	—	—	—
Investor A	—	31	32
Investor C	—	34	27
Class K	—	56	22

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the private investment company to an annual rate of 0.04%. The investment adviser to the private investment company will not charge any advisory fees with respect to shares purchased by the Funds. The private investment company in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, BIM may lend securities only when the difference between the borrower rebate rate and the risk free rate exceeds a certain level (such securities, the “specials only securities”).

Pursuant to such agreement, each Fund retains 80% of securities lending income. In addition, commencing the business day following the date that the aggregate securities lending income earned across certain funds in the Equity-Liquidity Complex in a calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of the calendar year securities lending income in an amount equal to 85% of securities lending income.

The share of securities lending income earned by Impact U.S. Equity Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended November, 30, 2017, the Fund paid BIM $581 for securities lending agent services.

Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund may participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Each Fund is currently permitted to borrow and lend under the Interfund Lending Program.

A lending BlackRock fund may lend in aggregate up to 15% of its net assets, but may not lend more than 5% of its net assets to any one borrowing fund through the Interfund Lending Program. A borrowing BlackRock fund may not borrow through the Interfund Lending Program or from any other source more than 33 1/3% of its total assets (or any lower threshold provided for by the fund’s investment restrictions). If a borrowing BlackRock fund’s total outstanding borrowings exceed 10% of its total assets, each of its outstanding interfund loans will be subject to collateralization of at least 102% of the outstanding principal value of the loan. All interfund loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the highest current overnight repurchase agreement rate available to a lending fund and the bank loan rate, as calculated according to a formula established by the Board.

During the period ended November, 30, 2017, the Funds did not participate in the Interfund Lending Program.

Officers and Trustees: Certain trustees and/or officers of the Funds are trustees and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended November 30, 2017, purchases and sales of investments, including paydowns, mortgage dollar rolls and excluding short-term securities, were as follows:

	Impact Bond Fund	Impact U.S. Equity Fund
Purchases	$73,930,011	$33,994,798
Sales	69,563,406	23,845,174

NOTES TO FINANCIAL STATEMENTS	41

Notes to Financial Statements  (unaudited) (continued)

For the year ended May 31, 2017, purchases and sales related to mortgage dollar rolls for Impact Bond Fund were $38,317,629 and $38,364,247, respectively.

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on Impact U.S. Equity Fund’s U.S. federal tax returns generally remains open for the year ended May 31, 2017 and period ended May 31, 2016. The statute of limitations on Impact Bond Fund’s U.S. federal tax return generally will remain open for the period ended May 31, 2017. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of November 30, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of November 30, 2017, gross unrealized appreciation and depreciation for investments and derivative based on cost for U.S. federal income tax purposes were as follows:

	Impact Bond Fund	Impact U.S. Equity Fund
Tax cost	$31,751,687	$42,503,380

Gross unrealized appreciation	$61,068	$7,940,249
Gross unrealized depreciation	(302,821)	(707,990)

Net unrealized appreciation (depreciation)	$(241,753)	$7,232,259

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2018 unless extended or renewed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statements of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended November 30, 2017, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

Impact Bond Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.

On October 11, 2016, BlackRock implemented certain changes required by amendments to Rule 2a-7 under the 1940 Act, which governs the operations of U.S. money market funds. The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00 and which may be subject to redemption gates or liquidity fees under certain circumstances.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

42	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: Impact Bond Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 11/30/17		Period 08/23/16(a) to 05/31/17
Impact Bond Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	443,547	$4,364,708	2,009,624	$20,089,250
Shares issued in reinvestment of distributions	2,160	21,115	103	1,000
Shares redeemed	(25,823)	(253,565)	—	—

Net increase	419,884	$4,132,258	2,009,727	$20,090,250

Investor A
Shares sold	3,647	$35,781	5,994	$59,598
Shares issued in reinvestment of distributions	32	313	7	64
Shares redeemed	(10)	(100)	—	—

Net increase	3,669	$35,994	6,001	$59,662

Investor C
Shares sold	2,317	$22,830	5,233	$52,250
Shares issued in reinvestment of distributions	8	76	1	6
Shares redeemed	—	—	(53)	(510)

Net increase	2,325	$22,906	5,181	$51,746

Class K
Shares sold	—	$—	5,000	$50,000

Net increase (decrease)	—	$—	5,000	$50,000

Total Net Increase	425,878	$4,191,158	2,025,909	$20,251,658

NOTES TO FINANCIAL STATEMENTS	43

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 11/30/17		Year Ended 05/31/17
Impact U.S. Equity Fund	Shares	Amount	Shares	Amount
Institutional
Shares sold	980,671	$12,112,450	555,554	$6,473,007
Shares issued in reinvestment of distributions	18,404	222,326	2,025	22,382
Shares redeemed	(180,499)	(2,210,200)	(12,294)	(144,015)

Net increase	818,576	$10,124,576	545,285	$6,351,374

Investor A
Shares sold	57,091	$696,758	248,804	$2,923,014
Shares issued in reinvestment of distributions	8,425	101,604	1,188	13,092
Shares redeemed	(14,425)	(176,751)	(14,178)	(166,058)

Net increase	51,091	$621,611	235,814	$2,770,048

Investor C
Shares sold	22,027	$267,857	63,752	$739,481
Shares issued in reinvestment of distributions	1,774	21,271	196	2,165
Shares redeemed	(1,239)	(15,183)	(3,327)	(37,711)

Net increase	22,562	$273,945	60,621	$703,935

Class K
Shares sold	—	$—	—	$—

Total Net Increase	892,229	$11,020,132	841,720	$9,825,357

(a)	Commencement of operations.

As of November 30, 2017, shares owned by BlackRock HoldCo 2, Inc., an affiliate of the Funds, were as follows:

	Impact Bond Fund	Impact U.S. Equity Fund
Institutional	1,985,000	1,995,000
Investor A	5,000	2,500
Investor C	5,000	2,500
Class K	5,000	19,802

12.	SUBSEQUENT EVENTS:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds paid net investment income, short-term capital gain and long-term capital gain distributions in the following amounts per share on December 22, 2017 to shareholders of record on December 20, 2017:

	From Net Investment Income	From Net Short- Term Realized Gain	From Net Long- Term Realized Gain
Impact Bond Fund:
Institutional	$—	$0.0096	$—
Investor A	—	0.0096	—
Investor C	—	0.0096	—
Class K	—	0.0096	—

The Funds paid net investment income, short-term capital gain and long-term capital gain distributions in the following amounts per share on December 12, 2017 to shareholders of record on December 8, 2017:

	From Net Investment Income	From Net Short- Term Realized Gain	From Net Long- Term Realized Gain
Impact US Equity Fund:
Institutional	$0.0898	$0.1363	$0.0999
Investor A	0.0708	0.1363	0.0999
Investor C	0.0251	0.1363	0.0999
Class K	0.0917	0.1363	0.0999

44	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information

Rodney D. Johnson, Chair of the Board and Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Thomas Callahan, Vice President

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Investment Adviser and Administrator	Custodian and Accounting Agent
BlackRock Advisors, LLC	State Street Bank and Trust Company
Wilmington, DE 19809	Boston, MA 02111

Sub-Advisor(a)	Transfer Agent
BlackRock International Limited	BNY Mellon Investment Servicing (U.S.) Inc.
Edinburgh, EH3 8BL	Wilmington, DE 19809
United Kingdom	Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

(a)	For Impact Bond Fund.

TRUSTEE AND OFFICER INFORMATION	45

Additional Information

General Information

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit BlackRock online at http://www.blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

46	2017 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

ADDITIONAL INFORMATION	47

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

IMP-11/17-SAR

Item 2  – Code of Ethics – During the period covered by this report, the code of ethics was amended to clarify an inconsistency as to whom persons covered by the code should report suspected violations of the code. The amendment clarifies that such reporting should be made to BlackRock Advisors, LLC’s General Counsel, and retains the alternative option of anonymous reporting following “whistleblower” policies. Other non-material changes were also made in connection with this amendment. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.

Item 3  – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4  – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5  – Audit Committee of Listed Registrants – Not Applicable

Item 6  – Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7  – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8  – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9  – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a) –     The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) –     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 – Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) –    Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: February 2, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: February 2, 2018

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